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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom       May 14, 2012
      [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $2,907,621,457.10


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 March 2012

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
                     Item 2 -                                                                                  Item 8:
Item 1 -             Title    Item 3 -               Item 4: FMV        Item 5:        Item 6: Inv   Item 7:   Voting
Stock Name           or Class CUSIP      Portfolio   (in US$)           Shares         Discretion    Manager   Authority
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL ADR     ADR     02364W105
                                                       735,136,695.02    29,606,794       sole          1       sole      22,252,138
                                                                                                                none       7,354,656

BANCO MACRO BANSUD    ADR     05961W105
 ADR                                                    42,222,742.03     2,153,123       sole          1       sole       1,986,978
                                                                                                                none         166,145

BANCO SANTANDER       ADS     05967A107
 BRASIL - ADS                                          477,114,412.25    52,029,925       sole          1       sole      39,319,528
                                                                                                                none      12,710,397

BANCOLOMBIA ADR       ADR     05968L102
                                                       213,650,800.54     3,304,219       sole          1       sole       2,238,147
                                                                                                                none       1,066,072

CNINSURE ADR          ADR     18976M103
                                                        21,674,375.00     3,467,900       sole          1       sole       3,235,130
                                                                                                                none         232,770

CTRIP INTERNATIONAL   ADR     22943F100
 ADR                                                   149,500,372.80     6,908,520       sole          1       sole       5,511,144
                                                                                                                none       1,397,376

EMBOTELLADORA ANDINA  ADR     29081P204
 ADR REP A                                               6,865,310.06       248,563       sole          1       sole         129,773
                                                                                                                none         118,790

EMBOTELLADORA ANDINA  ADS     29081P303
 ADS REP B                                             102,690,785.61     3,053,547       sole          1       sole       2,270,735
                                                                                                                none         782,812

EPAM SYSTEMS          ORD     29414B104
                                                           183,141.00         8,925       sole          1       sole           8,925
                                                                                                                none               0

FEMSA ADS             ADS     344419106
                                                       241,413,910.70     2,934,410       sole          1       sole       2,362,460
                                                                                                                none         571,950

INFOSYS TECHNOLOGY    ADR     456788108
 LTD ADR                                               448,806,367.62     7,869,654       sole          1       sole       5,637,818
                                                                                                                none       2,231,836

ITAU UNIBANCO         ADR     465562106
 HOLDING SA - ADR                                      305,057,692.19    15,896,701       sole          1       sole      11,996,548
                                                                                                                none       3,900,153

PLATINUM GROUP        ORD     72765Q205
 METALS LTD                                             16,980,640.38    11,703,760       sole          1       sole      11,703,760
                                                                                                                none               0

RETALIX LTD           ORD     M8215W109
                                                        13,641,985.42       842,618       sole          1       sole         842,618
                                                                                                                none               0

TAIWAN SEMICONDUCTOR  ADR     874039100
 CO ADR                                                  7,675,999.68       502,356       sole          1       sole         502,356
                                                                                                                none               0

TERNIUM SA ADR        ADR     880890108
                                                       116,126,317.44     4,903,983       sole          1       sole       3,898,593
                                                                                                                none       1,005,390

VANCEINFO             ADR     921564100
 TECHNOLOGIES ADR                                        8,879,909.36       737,534       sole          1       sole         737,534
                                                                                                                none               0
                                                     ----------------
                                                     2,907,621,457.10
                                                     ================
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